Cost of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 19,222	$ 18,305
Web hosting fees	6,402	5,170
Third party service fees	14,479	9,777
Other	1,192	1,246
Cost of revenue	$ 41,295	$ 34,498